RESTATEMENT (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Restatement [Abstract]
Disclosure of detailed information about statement of financial position [Table Text Block]
	Consolidated Statement of Financial Position as at March 31, 2022
	As previously reported $	Adjustments $	As restated $
Exploration and evaluation assets	-	7,000,000	7,000,000
Total non-current assets	6,025,421	7,000,000	13,025,421
Total assets	37,984,520	7,000,000	44,984,520
Deficit	(59,179,246)	7,000,000	(52,179,246)
Total shareholders' equity	34,549,061	7,000,000	41,549,061
Total shareholders' equity and liabilities	37,984,520	7,000,000	44,984,520

Disclosure of detailed information about statement of loss and comprehensive loss [Table Text Block]
	Consolidated Statement of Loss and Comprehensive Loss for the year ended March 31, 2022
	As previously reported $	Adjustments $	As restated $

Impairment of exploration and evaluation assets	-	19,671,935	19,671,935
Total other items	540,552	(19,671,935)	(19,131,383)
Loss from discontinued operations	26,671,935	(26,671,935)	-
Net and comprehensive loss for the year	(38,694,048)	7,000,000	(31,694,048)

Basic diluted net loss per share
Continuing operations	(0.13)	(0.21)	(0.34)
Discontinued operations	(0.29)	0.29	-
	(0.42)	0.08	(0.34)

Disclosure of detailed information about statement of changes in equity [Table Text Block]
	Consolidated Statement of Changes in Equity as at March 31, 2022
	As previously
	reported	Adjustments	As restated
	$	$	$

Deficit	(59,179,246)	7,000,000	(52,179,246)
Total equity	34,549,061	7,000,000	41,549,061

Disclosure of detailed information about statement of cash flows [Table Text Block]

	Consolidated Statement of Cash Flows for the year ended March 31, 2022
	As previously
	reported $	Adjustments $	As restated $

OPERATING ACTIVITIES
Loss for the year	(38,694,048)	7,000,000	(31,694,048)
Loss from discontinued operations	26,671,935	(26,671,935)	-
Impairment of exploration and evaluation assets	-	19,671,935	19,671,935
Cash flows used in operating activities	(7,988,872)	-	(7,988,872)

INVESTING ACTIVITIES
Cash flows used in continuing investing activities	(6,935,910)	(316,698)	(7,252,608)
Cash flows used in discontinued investing activities	(316,698)	316,698	-